Financial Instruments And Risk Management (Summary Of Unrealized Risk Management Position By Product) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Derivative [Line Items]
Risk Management, asset	$ 772	$ 260
Risk Management, liability	27	30
Net Risk Management Asset	745	230
Natural Gas [Member]
Derivative [Line Items]
Risk Management, asset	609	183
Risk Management, liability	5	15
Net Risk Management Asset	604	168
Crude Oil [Member]
Derivative [Line Items]
Risk Management, asset	163	77
Risk Management, liability	4	8
Net Risk Management Asset	159	69
Power [Member]
Derivative [Line Items]
Risk Management, asset	0	0
Risk Management, liability	18	7
Net Risk Management Asset	$ (18)	$ (7)